42316  4/98
Prospectus Supplement
dated April 6, 1998 to:
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PUTNAM EQUITY INCOME FUND (the "fund")
to Prospectus Dated March 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                         Year           (at least 5 years)
                         -----          --------------------
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David L. Waldman    1998      Employed as an investment
Managing Director             professional by Putnam
                              Management since June, 1997.
                              Prior to June, 1997, Mr.
                              Waldman was a Senior Portfolio
                              Manager at Lazard Freres, and
                              prior to April, 1995, held
                              various titles at Goldman
                              Sachs including Analyst,
                              Associate, Portfolio Manager
                              and Vice President.

Edward P. Bousa          1993      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since
                                   1992.

Jeffrey J. Kobylarz      1998      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1993.
                              Prior to May, 1993, Mr.
Kobylarz was                            an Assistant Vice
President and                                analyst at Dean
Witter Intercapital                               from July,
1989 to May, 1993.

James Prusko        1998      Employed as an investment
Senior Vice President         professional by Putnam
                                   Management since 1992.